Interest and Other Income (Expense), Net (Tables)	12 Months Ended
Sep. 30, 2016
Other Income and Expenses [Abstract]
Interest and Other Expense, Net

Interest and other income (expense), net, consists of the following:

	Year Ended September 30,
	2016	2015	2014
Interest income	$6,815	$4,615	$4,075
Interest expense	(1,667)	(3,142)	(3,483)
Foreign exchange loss	(1,998)	(8,130)	(3,447)
Other, net	(1,593)	4,113	(3,243)

	$1,557	$(2,544)	$(6,098)